Allowance For Loan Losses	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
ALLOWANCE FOR LOAN LOSSES
ALLOWANCE FOR LOAN LOSSES

8. ALLOWANCE FOR LOAN LOSSES

An analysis of activity in the allowance for loan losses for the periods indicated, and the balance of loans receivable by the method of impairment evaluation for those periods were as follows:

	Commercial & Industrial	Owner Occupied Commercial Real Estate	Commercial Real Estate	Construction & Land Development	Residential Mortgage	Consumer and Other	Total
	(Dollars in thousands)

Allowance for loan losses:
For the Three Months
Balance - January 1, 2015	$8,145	$974	$2,942	$2,633	$645	$266	$15,605
Charge-offs	(77)	-	-	-	-	(105)	(182)
Recoveries	597	-	1	-	12	4	614
Provision	(25)	334	923	(164)	398	39	1,505
Balance - March 31, 2015	$8,640	$1,308	$3,866	$2,469	$1,055	$204	$17,542

As of March 31, 2015
Allowance for loan losses:
Collectively evaluated for impairment	$7,625	$1,305	$3,712	$2,458	$883	$204	$16,187
Individually evaluated for impairment	261	-	-	-	172	-	433
Purchased credit impaired	754	3	154	11	-	-	922
Total allowance for loan losses	$8,640	$1,308	$3,866	$2,469	$1,055	$204	$17,542

Loans receivable:
Collectively evaluated for impairment	$738,682	$164,512	$359,379	$270,638	$245,011	$9,919	$1,788,141
Individually evaluated for impairment	3,643	1,029	547	2,430	1,491	152	9,292
Purchased credit impaired	2,055	1,063	7,145	57	3,089	-	13,409
Total loans evaluated for impairment	$744,380	$166,604	$367,071	$273,125	$249,591	$10,071	$1,810,842

	Commercial & Industrial	Owner Occupied Commercial Real Estate	Commercial Real Estate	Construction & Land Development	Residential Mortgage	Consumer and Other	Total
	(Dollars in thousands)

Allowance for loan losses:
For the Year
Balance - January 1, 2014	$10,196	$874	$2,216	$1,103	$654	$1,318	$16,361
Charge-offs	(2,927)	-	-	-	-	(1,297)	(4,224)
Recoveries	118	14	1	-	20	622	775
Provision	758	86	725	1,530	(29)	(377)	2,693
Balance - December 31, 2014	$8,145	$974	$2,942	$2,633	$645	$266	$15,605

As of December 31, 2014
Allowance for loan losses:
Collectively evaluated for impairment	$7,772	$971	$2,789	$2,622	$645	$171	$14,970
Individually evaluated for impairment	373	-	-	-	-	95	468
Purchased credit impaired	-	3	153	11	-	-	167
Total allowance for loan losses	$8,145	$974	$2,942	$2,633	$645	$266	$15,605

Loans receivable:
Collectively evaluated for impairment	$784,052	$162,171	$329,239	$239,625	$252,648	$10,165	$1,777,900
Individually evaluated for impairment	1,926	173	2,506	969	1,277	250	7,101
Purchased credit impaired	2,432	1,248	7,261	72	3,141	-	14,154
Total loans evaluated for impairment	$788,410	$163,592	$339,006	$240,666	$257,066	$10,415	$1,799,155

	Commercial & Industrial	Owner Occupied Commercial Real Estate	Commercial Real Estate	Construction & Land Development	Residential Mortgage	Consumer and Other	Total
	(Dollars in thousands)

Allowance for loan losses:
For the Three Months
Balance - January 1, 2014	$10,196	$874	$2,216	$1,103	$654	$1,318	$16,361
Charge-offs	(1,239)	-	-	-	-	(1,281)	(2,520)
Recoveries	50	-	1	-	3	1	55
Provision	471	(82)	499	(24)	66	293	1,223
Balance - March 31, 2014	$9,478	$792	$2,716	$1,079	$723	$331	$15,119

As of March 31, 2014
Allowance for loan losses:
Collectively evaluated for impairment	$7,752	$789	$2,537	$1,060	$589	$330	$13,057
Individually evaluated for impairment	1,726	-	29	-	134	-	1,889
Purchased credit impaired	-	3	150	19	-	1	173
Total allowance for loan losses	$9,478	$792	$2,716	$1,079	$723	$331	$15,119

Loans receivable:
Collectively evaluated for impairment	$668,579	$150,906	$302,715	$150,501	$105,919	$5,792	$1,384,412
Individually evaluated for impairment	6,396	-	3,132	1,738	1,317	42	12,625
Purchased credit impaired	837	1,609	4,532	88	172	-	7,238
Total loans evaluated for impairment	$675,812	$152,515	$310,379	$152,327	$107,408	$5,834	$1,404,275

7. ALLOWANCE FOR LOAN LOSSES

An analysis of activity in the allowance for loan losses for the years ended December 31, 2014 and 2013, and the balance of loans receivable by the method of impairment evaluation at December 31, 2014 and 2013 is as follows:

	Commercial & Industrial	Owner Occupied Commercial Real Estate	Commercial Real Estate	Construction & Land Development	Residential Mortgage	Consumer and Other	Total
	(Dollars in thousands)

Allowance for loan losses:
Balance - January 1, 2014	$10,196	$874	$2,216	$1,103	$654	$1,318	$16,361
Charge-offs	(2,927)	-	-	-	-	(1,297)	(4,224)
Recoveries	118	14	1	-	20	622	775
Provision	758	86	725	1,530	(29)	(377)	2,693
Balance - December 31, 2014	$8,145	$974	$2,942	$2,633	$645	$266	$15,605

As of December 31, 2014
Allowance for loan losses:
Collectively evaluated for impairment	$7,772	$971	$2,789	$2,622	$645	$171	$14,970
Individually evaluated for impairment	373	-	-	-	-	95	468
Purchased credit impaired	-	3	153	11	-	-	167
Total allowance for loan losses	$8,145	$974	$2,942	$2,633	$645	$266	$15,605

Loans receivable:
Collectively evaluated for impairment	$784,052	$162,171	$329,239	$239,625	$252,648	$10,165	$1,777,900
Individually evaluated for impairment	1,926	173	2,506	969	1,277	250	7,101
Purchased credit impaired	2,432	1,248	7,261	72	3,141	-	14,154
Total loans evaluated for impairment	$788,410	$163,592	$339,006	$240,666	$257,066	$10,415	$1,799,155

	Commercial & Industrial	Owner Occupied Commercial Real Estate	Commercial Real Estate	Construction & Land Development	Residential Mortgage	Consumer and Other	Total
	(Dollars in thousands)

Allowance for loan losses:
Balance - January 1, 2012	$9,109	$763	$2,380	$1,352	$492	$55	$14,151
Charge-offs	(916)	-	(333)	-	(186)	(54)	(1,489)
Recoveries	1,044	222	21	-	27	12	1,326
Provision	959	(111)	148	(249)	321	1,305	2,373
Balance - December 31, 2013	$10,196	$874	$2,216	$1,103	$654	$1,318	$16,361

As of December 31, 2013
Allowance for loan losses:
Collectively evaluated for impairment	$7,272	$872	$2,021	$1,082	$566	$39	$11,852
Individually evaluated for impairment	2,924	-	45	-	88	1,278	4,335
Purchased credit impaired	-	2	150	21	-	1	174
Total allowance for loan losses	$10,196	$874	$2,216	$1,103	$654	$1,318	$16,361

Loans receivable:
Collectively evaluated for impairment	$672,831	$155,306	$258,993	$138,220	$104,858	$6,277	$1,336,485
Individually evaluated for impairment	7,564	-	3,342	1,751	1,328	1,447	15,432
Purchased credit impaired	895	1,655	4,676	96	176	-	7,498
Total loans evaluated for impairment	$681,290	$156,961	$267,011	$140,067	$106,362	$7,724	$1,359,415